Note 19 - Voyage Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	For the six-month period ended June 30,
	2022	2023
Time charters	$558,937	$480,733
Voyage charters and Contracts of Affreightment	-	122,240
Finance income in sales-type leases	-	11,739
Total	$558,937	$614,712